UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                                     CHAMPLAIN
                                                                    MID CAP FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.1%

                                                       SHARES          VALUE
                                                     ----------   --------------
CONSUMER DISCRETIONARY - 1.5%
   Fortune Brands ................................       11,700   $      459,927
                                                                  --------------
CONSUMER STAPLES - 16.1%
   Avon Products .................................       32,100          730,596
   Brown-Forman, Cl B ............................        9,500          441,750
   Clorox ........................................       14,900          835,145
   Estee Lauder, Cl A ............................       17,500          523,250
   Hershey .......................................       18,500          668,590
   HJ Heinz ......................................       16,100          554,162
   Kellogg .......................................        3,800          160,018
   McCormick .....................................       23,100          680,295
   Molson Coors Brewing, Cl B ....................       11,000          420,750
                                                                  --------------
                                                                       5,014,556
                                                                  --------------
ENERGY - 10.5%
   Comstock Resources * ..........................        9,200          317,032
   Encore Acquisition * ..........................       11,300          329,847
   Oceaneering International * ...................       12,000          546,840
   Peabody Energy ................................        8,700          229,593
   Pioneer Natural Resources .....................       14,800          342,176
   Plains Exploration & Production * .............       10,100          190,587
   Smith International ...........................       11,700          302,445
   Superior Energy Services * ....................       15,000          288,150
   Ultra Petroleum * .............................       10,500          449,400
   Whiting Petroleum * ...........................        8,400          275,184
                                                                  --------------
                                                                       3,271,254
                                                                  --------------
FINANCIALS - 12.7%
   Alleghany * ...................................        2,300          583,418
   HCC Insurance Holdings ........................       21,200          507,104
   Invesco .......................................       31,000          456,320
   Northern Trust ................................       10,000          543,600
   T Rowe Price Group ............................        7,900          304,308
   Willis Group Holdings .........................       32,800          902,328

THE ADVISORS' INNER CIRCLE FUND II                                     CHAMPLAIN
                                                                    MID CAP FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES          VALUE
                                                     ----------   --------------
FINANCIALS - CONTINUED
   WR Berkley ....................................       28,000   $      669,480
                                                                  --------------
                                                                       3,966,558
                                                                  --------------
HEALTH CARE - 24.5%
   Allergan ......................................        6,100          284,626
   Beckman Coulter ...............................        8,500          446,760
   Bio-Rad Laboratories, Cl A * ..................        6,600          459,954
   Cerner * ......................................        8,400          451,920
   CR Bard .......................................        4,300          308,009
   Gen-Probe * ...................................        9,000          433,440
   Hologic * .....................................       38,400          570,624
   Illumina * ....................................        2,600           97,110
   Intuitive Surgical * ..........................        3,000          431,190
   Laboratory Corp of America Holdings * .........       10,500          673,575
   Life Technologies * ...........................       14,800          552,040
   Mettler Toledo International * ................        6,900          425,247
   Millipore * ...................................        7,400          437,340
   Patterson * ...................................       20,100          411,246
   Resmed * ......................................       11,600          446,020
   St. Jude Medical * ............................       14,200          475,984
   West Pharmaceutical Services ..................       14,600          476,690
   Zimmer Holdings * .............................        5,900          259,541
                                                                  --------------
                                                                       7,641,316
                                                                  --------------
INDUSTRIALS - 14.9%
   AMETEK ........................................        6,700          215,807
   CLARCOR .......................................        8,200          254,856
   Eaton .........................................        4,800          210,240
   IDEX ..........................................       22,000          555,500
   Iron Mountain * ...............................       24,300          692,307
   ITT ...........................................       11,000          451,110
   Kennametal ....................................       14,400          294,480
   Landstar System ...............................        6,500          231,465
   Pall ..........................................       11,400          301,074
   Ritchie Bros Auctioneers ......................       14,500          324,800
   Roper Industries ..............................       11,000          501,490

THE ADVISORS' INNER CIRCLE FUND II                                     CHAMPLAIN
                                                                    MID CAP FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)
COMMON STOCK - CONTINUED

                                                       SHARES          VALUE
                                                     ----------   --------------
INDUSTRIALS - CONTINUED
   Waste Connections * ...........................       24,000   $      618,720
                                                                  --------------
                                                                       4,651,849
                                                                  --------------
INFORMATION TECHNOLOGY - 11.5%
   Activision Blizzard * .........................       20,000          215,400
   Adobe Systems * ...............................       18,500          505,975
   Autodesk * ....................................       17,700          352,938
   Citrix Systems * ..............................       16,200          462,186
   Concur Technologies * .........................       12,900          349,203
   Electronic Arts * .............................       15,600          317,460
   FactSet Research Systems ......................        2,900          155,411
   National Instruments ..........................       16,500          363,660
   Paychex .......................................        8,200          221,482
   Salesforce.com * ..............................       10,000          428,100
   Trimble Navigation * ..........................       10,300          220,832
                                                                  --------------
                                                                       3,592,647
                                                                  --------------
MATERIALS - 5.4%
   AptarGroup ....................................       18,200          564,746
   Ecolab ........................................       18,200          701,610
   International Flavors & Fragrances ............       12,700          396,240
                                                                  --------------
                                                                       1,662,596
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $29,217,987) .........................                    30,260,703
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND II                                     CHAMPLAIN
                                                                    MID CAP FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

REPURCHASE AGREEMENT - 1.6%

                                                        FACE
                                                       AMOUNT         VALUE
                                                     ----------   --------------
Morgan Stanley
   0.060%, dated 04/30/09, to be repurchased on
   05/01/09, repurchase price $507,603
   (collateralized by a U.S. Treasury Note, par
   value $490,513, 3.125%, 04/30/13, total market
   value $517,761)
   (Cost $507,602) ...............................   $  507,602   $      507,602
                                                                  --------------
TOTAL INVESTMENTS - 98.7%
   (Cost $29,725,589) + ..........................                $   30,768,305
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $31,163,074.

*    NON-INCOME PRODUCING SECURITY.

CL -- CLASS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $29,725,589, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,583,043 AND $(1,540,327), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CSC-QH-002-0200

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)
SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.1%

                                                       SHARES          VALUE
                                                     ----------   --------------
CONSUMER DISCRETIONARY - 2.5%
   K12 * .........................................      179,000   $    3,146,820
   Matthews International, Cl A ..................      173,000        5,418,360
   Stewart Enterprises, Cl A .....................      969,000        3,381,810
                                                                  --------------
                                                                      11,946,990
                                                                  --------------
CONSUMER STAPLES - 11.7%
   Alberto Culver, Cl B ..........................      280,000        6,241,200
   Bare Escentuals * .............................      383,000        3,546,580
   Chattem * .....................................      120,000        6,589,200
   Del Monte Foods ...............................      825,000        6,228,750
   Hain Celestial Group * ........................      435,000        7,260,150
   Lancaster Colony ..............................      119,600        5,238,480
   Lance .........................................      240,000        5,558,400
   Ralcorp Holdings * ............................      152,000        8,688,320
   WD-40 .........................................      230,000        6,223,800
                                                                  --------------
                                                                      55,574,880
                                                                  --------------
ENERGY - 7.0%
   Cal Dive International * ......................      276,000        2,185,920
   Comstock Resources * ..........................      103,000        3,549,380
   Encore Acquisition * ..........................      157,000        4,582,830
   Goodrich Petroleum * ..........................      110,000        2,522,300
   Oceaneering International * ...................      152,000        6,926,640
   Plains Exploration & Production * .............      183,000        3,453,210
   Superior Energy Services * ....................      275,000        5,282,750
   Whiting Petroleum * ...........................      146,000        4,782,960
                                                                  --------------
                                                                      33,285,990
                                                                  --------------
FINANCIALS - 14.6%
   Alleghany * ...................................       14,300        3,627,338
   Allied World Assurance Holdings ...............      152,300        5,656,422
   Argo Group International Holdings * ...........      165,000        4,618,350
   Arthur J Gallagher ............................      276,000        6,204,480
   First Mercury Financial .......................      225,900        2,986,398

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)
COMMON STOCK - CONTINUED

                                                       SHARES          VALUE
                                                     ----------   --------------
FINANCIALS - CONTINUED
   FirstService * ................................      210,000   $    2,093,700
   HCC Insurance Holdings ........................      210,000        5,023,200
   Healthcare Realty Trust .......................      505,000        8,478,950
   Interactive Data ..............................      241,000        5,417,680
   Morningstar * .................................      103,000        4,086,010
   MSCI, Cl A * ..................................      210,000        4,407,900
   National Interstate ...........................      148,200        2,393,430
   Navigators Group * ............................      176,000        7,986,880
   Waddell & Reed Financial, Cl A ................      275,000        6,162,750
                                                                  --------------
                                                                      69,143,488
                                                                  --------------
HEALTH CARE - 20.5%
   American Medical Systems Holdings * ...........      552,000        6,828,240
   athenahealth * ................................      103,000        3,275,400
   Bio-Rad Laboratories, Cl A * ..................      115,000        8,014,350
   Dionex * ......................................       76,700        4,832,100
   ev3 * .........................................      275,000        2,299,000
   Gen-Probe * ...................................       86,000        4,141,760
   Greatbatch * ..................................      125,000        2,630,000
   Healthways * ..................................      280,000        2,920,400
   Immucor * .....................................      185,000        3,013,650
   Integra LifeSciences Holdings * ...............      242,000        6,248,440
   Luminex * .....................................      178,000        2,920,980
   Martek Biosciences ............................      142,000        2,587,240
   Masimo * ......................................      104,000        3,005,600
   MedAssets * ...................................      220,000        3,792,800
   Meridian Bioscience ...........................      296,000        5,144,480
   Mettler Toledo International * ................      138,000        8,504,940
   NuVasive * ....................................       76,000        2,880,400
   SonoSite * ....................................      138,000        2,489,520
   SurModics * ...................................       90,000        1,953,000
   Techne ........................................       90,000        5,149,800
   Teleflex ......................................       90,000        3,868,200
   VCA Antech * ..................................      172,000        4,303,440

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)
COMMON STOCK - CONTINUED

                                                       SHARES          VALUE
                                                     ----------   --------------
HEALTH CARE - CONTINUED
   West Pharmaceutical Services ..................      207,000   $    6,758,550
                                                                  --------------
                                                                      97,562,290
                                                                  --------------
INDUSTRIALS - 19.3%
   ABM Industries ................................      551,000        9,653,520
   Administaff ...................................      210,000        5,598,600
   Brady, Cl A ...................................      117,000        2,465,190
   CLARCOR .......................................      224,600        6,980,568
   CoStar Group * ................................      140,000        5,187,000
   First Advantage, Cl A * .......................      138,000        1,978,920
   Forward Air ...................................      142,000        2,367,140
   IDEX ..........................................      349,000        8,812,250
   Kaydon ........................................      207,000        6,615,720
   Kennametal ....................................      210,000        4,294,500
   Landstar System ...............................      125,000        4,451,250
   Lincoln Electric Holdings .....................       69,000        3,072,570
   Pall ..........................................      179,000        4,727,390
   RBC Bearings * ................................      227,000        4,199,500
   Ritchie Bros Auctioneers ......................      243,000        5,443,200
   Schawk ........................................      265,100        1,906,069
   UTi Worldwide * ...............................      240,000        3,230,400
   Waste Connections * ...........................      419,000       10,801,820
                                                                  --------------
                                                                      91,785,607
                                                                  --------------
INFORMATION TECHNOLOGY - 15.5%
   Blackboard * ..................................      140,000        4,764,200
   comScore * ....................................      223,400        2,850,584
   Concur Technologies * .........................      197,000        5,332,790
   Constant Contact * ............................      185,000        2,947,050
   Euronet Worldwide * ...........................      314,000        5,080,520
   FactSet Research Systems ......................       84,000        4,501,560
   FARO Technologies * ...........................      207,000        3,138,120
   Hittite Microwave * ...........................      105,000        3,901,800
   IHS, Cl A * ...................................       36,500        1,509,640
   Jack Henry & Associates .......................      158,000        2,847,160

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)
COMMON STOCK - CONTINUED

                                                       SHARES          VALUE
                                                     ----------   --------------
INFORMATION TECHNOLOGY - CONTINUED
   MIPS Technologies, Cl A * .....................      197,900   $      657,028
   National Instruments ..........................      350,000        7,714,000
   NetSuite * ....................................      269,000        3,763,310
   NeuStar, Cl A * ...............................      209,000        3,973,090
   NIC ...........................................      330,000        1,782,000
   Omniture * ....................................      227,000        2,796,640
   Taleo, Cl A * .................................      138,500        1,663,385
   Trimble Navigation * ..........................      210,000        4,502,400
   Ultimate Software Group * .....................      105,000        1,966,650
   Vocus * .......................................      172,000        2,924,000
   Wright Express * ..............................      207,000        4,736,160
                                                                  --------------
                                                                      73,352,087
                                                                  --------------
MATERIALS - 4.0%
   AptarGroup ....................................      305,000        9,464,150
   Sensient Technologies .........................      414,000        9,679,320
                                                                  --------------
                                                                      19,143,470
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $501,087,335) ........................                   451,794,802
                                                                  --------------

REPURCHASE AGREEMENT - 4.2%

                                                        FACE
                                                       AMOUNT
                                                    ----------
Morgan Stanley
   0.060%, dated 04/30/09, to be repurchased on
   05/01/09, repurchase price $19,737,158
   (collateralized by a U.S. Treasury Note, par
   value $19,470,152, 2.500%, 03/31/13, total
   market value $20,132,121)
   (Cost $19,737,125) ............................  $19,737,125       19,737,125
                                                                  --------------
TOTAL INVESTMENTS - 99.3%
   (Cost $520,824,460) + .........................                $  471,531,927
                                                                  ==============

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

PERCENTAGES ARE BASED ON NET ASSETS OF $475,046,635.

*     NON-INCOME PRODUCING SECURITY.

CL -- CLASS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $520,824,460, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $30,036,611 AND $(79,329,144), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CSC-QH-001-0900

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at April 30, 2009:

                                  LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
                               ------------   -------   -------   ------------
Champlain Mid Cap Fund         $ 30,768,305     $--       $--     $ 30,768,305
Champlain Small Company Fund    471,531,927      --        --      471,531,927

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and Chief
                                        Financial Officer

Date: June 29, 2009